Crow Point Global Tactical Allocation Fund
FUND SUMMARY - Crow Point Global Tactical Allocation Fund
Investment Objective.
The investment objective of the Crow Point Global Tactical Allocation Fund (the “Fund”) is to seek income with long-term growth of capital as a secondary objective.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information is available from your financial professional and in the section captioned “Purchasing Shares” on page 72 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Crow Point Global Tactical Allocation Fund - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	none	none
Redemption Fee on Shares	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Crow Point Global Tactical Allocation Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.88%	0.88%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses - Dividends From Securities Sold Short and Interest Expense		0.15%	0.15%
Other Expenses - Other Operating Expenses		1.66%	1.66%
Total Other Expenses		1.81%	1.81%
Acquired Fund Fees and Expenses	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses	[2]	3.27%	3.02%
Fee Waivers and Expense Reimbursements		(1.19%)	(1.19%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[3]	2.08%	1.83%
[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund's assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Crow Point and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to not more than 1.35% of the average daily net assets of each share class of the Fund through January 31, 2020. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2020. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example - Crow Point Global Tactical Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	211	896	1,605	3,486
Institutional Class Shares	186	821	1,482	3,253

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period ended September 30, 2018, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments.

The Fund invests primarily in common stocks of all issuers, exchange-traded funds (“ETFs”) and actively managed open-end registered investment companies (“open-end funds”), as well as actively managed closed-end registered investment companies (“closed-end funds”). The Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Fund may also invest directly in debt securities. The Fund’s investment portfolio is concentrated in a relatively small number of holdings. The Fund’s investment strategies may result in a turnover rate as high as or greater than 100%.

The Fund may, but is not required to: (i) enter into equity, total return and currency swap agreements, futures contracts and options on futures contracts (including with respect to index and commodities) and forward currency contracts; and (ii) write put and covered call options on securities (including ETFs and exchange-traded notes (“ETNs”)), indexes and currencies, in each case for hedging purposes or to seek to increase returns, including as a substitute for purchasing an underlying vehicle.

The Fund may, but is not required to, effect short sales of securities. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) at a later date and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Adviser is expecting the value of such securities to fall during the period of the Fund’s investment exposure.

Although the Fund is classified as “diversified” under the 1940 Act, it may invest in a smaller number of issuers than other, more diversified, investment portfolios.

Capital growth is expected to be realized from an increase in value of the underlying equities that comprise the Fund. Under normal conditions, the Fund intends to invest in various classes of securities of issuers located in at least five different countries, including the United States. Additionally, the Fund will normally invest between 40% and 70% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets. The Fund also has flexibility to invest up to 20% of its net assets in preferred securities and up to 15% of its net assets in illiquid private investment funds, such as illiquid hedge funds and illiquid fund-of-funds. Securities will be chosen using a proprietary fundamental investment process.

As an alternative to investments in equity securities, the Fund may invest in debt securities that are convertible into common or preferred stocks, or that the Adviser otherwise believes provide an investment return comparable to, or more favorable than, investment in equity securities.

The Fund will not invest in debt securities rated below B- or the equivalent by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“Standard & Poor’s”). High yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Moody’s and Standard & Poor’s. High yield debt securities are commonly referred to as “junk bonds.” The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it. However, the Fund would not normally expect that junk bonds would exceed in the aggregate 5% of Fund’s total assets. The Fund intends to invest in debt securities of all maturity durations.

The Adviser may enter into foreign currency exchange transactions on behalf of the Fund with respect to the Fund’s equity investments, in order to hedge against changes in the U.S. dollar value of dividend income the Fund expects to receive in the future and that is denominated in foreign currencies, or in the U.S. dollar value of securities held by the Fund denominated in foreign currencies. Foreign currency exchange transactions include the purchase or sale of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange-traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. There is no limit on the amount of foreign currency exchange transactions that the Adviser may enter into on behalf of the Fund.

The Fund may use listed/exchange-traded options contracts and also expects to use unlisted (or “over-the-counter”) options to a substantial degree (as options contracts on many foreign companies and sector-specific indices are currently available only in the over-the-counter market).

Principal Risks of Investing in the Fund.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

●	General Risk – There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

●	Market Risk – Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

●	Equity Securities Risk – Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

●	Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

●	Value Investing Risk – Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

●	Other Investment Companies Risk – The main risk of investing in other investment companies (including open-end funds, closed-end funds and ETFs) is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

●	Exchange-Traded Funds Risk – Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

●	Derivatives Risk – The Fund’s indirect use of derivative instruments (including swap agreements, futures contracts, options on futures contracts, forward currency contracts and put and call options) involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

●	Options Risk – Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying futures contract, forward contract or commodity that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the futures contract, forward contract or commodity underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss. These options may be listed on securities exchanges or traded in the over-the-counter market. The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker/dealers participating in such transactions will not fulfill their obligations.

●	Short Position Risk – The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

●	Foreign (Non-U.S.) Securities Risk – Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

●	Currency Risk – The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund’s investments denominated in foreign securities.

●	Emerging Market Risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

●	Private Investment Fund Risk – Investments in private investment funds (whether liquid or illiquid), such as hedge funds and fund-of-funds, carry various risks, including that some fund products: use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent.

●	Smaller Capitalization Risk – Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

●	Large Capitalization Company Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Mid-Capitalization Company Risk – The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

●	Interest Rate Risk – The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

●	Credit Risk – The Fund’s debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money. Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.

●	High-Yield or “Junk” Security Risk – Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization (“NRSRO”) (“high-yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High-yield securities are also generally considered to be subject to greater market risk than higher-rated securities. These securities may be considered speculative and the value of these securities can be move volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

●	Commodities Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

●	Hedging Risk – The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

●	Managed Fund Risk – The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

●	High Portfolio Turnover Risk – The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

●	Cybersecurity Risk – As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks have occurred and will continue to occur. Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers. Cybersecurity breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Performance.

The Fund was reorganized on October 6, 2017 from a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). The Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in principal investment strategies, fees and expenses. In addition, effective September 28, 2018, the Fund revised its principal investment strategy, and as a result of this revision, the Fund’s performance may be different on and after September 28, 2018 than it was prior to that date.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s Class A shares for each full calendar year since the Predecessor Fund’s inception. The sales charge for the Class A shares is not reflected in the bar chart, and if it were, returns would be less than those shown. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. The sales charge is reflected in the table, and if it was not included, the return would be more than that shown. You should be aware that the Predecessor Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Effective September 28, 2018, the Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively. Updated performance information will be available at no cost by calling (877) 244-6235.

PERFORMANCE BAR CHART FOR CLASS A SHARES(1) (calendar year returns as of December 31)

1.     The returns shown in the bar chart are for Class A shares. The performance of Class I shares will differ due to differences in expenses. Effective September 28, 2018, the Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively.

The calendar year-to-date return for the Fund’s Investor Class shares as of December 31, 2018 was (6.72)%.

During the periods shown in the bar chart, the best performance for a quarter was 5.03% (for the quarter ended September 30, 2018). The worst performance for a quarter was (9.97)% (for the quarter ended December 31, 2018).

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2018)
Average Annual Total Returns - Crow Point Global Tactical Allocation Fund	1 Year	5 Years	Since Inception		Inception Date
Investor Class Shares	(6.72%)	0.03%	0.99%	[1]	Jun. 01, 2012
Investor Class Shares | Return After Taxes on Distributions	(6.90%)	(1.67%)	(0.58%)	[1]	Jun. 01, 2012
Investor Class Shares | Return After Taxes on Distributions and Sales	(4.23%)	(0.81%)	0.01%	[1]	Jun. 01, 2012
Institutional Class Shares	(6.76%)	0.23%	0.59%	[1]	Apr. 10, 2013
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.11%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
[1]	Class A shares of the Fund commenced operations on June 1, 2012. Effective September 28, 2018, the Fund's Class A shares were re-designated as the Investor Class shares. Class I shares of the Fund commenced operations on April 10, 2013. Effective September 28, 2018, the Fund's Class I shares were re-designated as the Institutional Class shares.

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class A Shares. After tax returns for Class I shares will vary.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.

Current performance of the Fund may be lower or higher than the performance quoted above. Effective September 28, 2018, the Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively. Updated performance information may be obtained by calling (877) 244-6235.